Condensed Consolidating Financial Information - Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 2,942.1	$ 2,422.0	$ 3,282.1	$ 4,357.0	$ 2,549.7
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	11,626.7	13,430.6	17,015.2	17,312.4	20,554.6
Equity securities, available-for-sale	47.1	57.6	66.8	206.9	459.6
Mortgage loans on real estate	1,253.5	1,258.1	1,991.8	1,542.5	1,677.7
Loan - Dutch State obligation	0	284.0	1,781.9	505.6	519.9
Limited partnerships/corporations	274.8	318.0	895.9	121.3	173.9
Acquisition of:
Fixed maturities	(14,281.7)	(13,636.4)	(17,292.3)	(18,598.9)	(24,788.4)
Equity securities, available-for-sale	(17.9)	(17.4)	(41.8)	(52.7)	(149.0)
Mortgage loans on real estate	(1,583.2)	(1,248.9)	(1,969.0)	(2,057.9)	(627.2)
Limited partnerships/corporations	(81.0)	(44.5)	(178.9)	(156.4)	(182.0)
Short-term investments, net	3,443.2	(63.5)	(2,397.4)	(763.2)	2,525.8
Policy loans, net	52.8	51.0	63.6	127.9	47.7
Derivatives, net	(1,981.6)	(1,458.8)	(1,395.8)	(1,216.7)	(1,713.7)
Other investments, net	34.3	4.6	43.4	(8.4)	(33.7)
Sales from consolidated investment entities	2,518.7	1,222.2	1,781.7	2,422.8	1,063.2
Purchase of consolidated investment entities	(3,352.2)	(1,528.1)	(2,851.6)	(3,044.6)	(1,095.5)
Maturity of intercompany loans issued to subsidiaries with maturities more than three months	0			0	0
Net (issuance) maturity of short-term intercompany loans	0	0	0	0	0
Return of capital contributions from subsidiaries	0	0	0	0	0
Capital contributions to subsidiaries	0	0	0	0	0
Collateral received (delivered), net	(751.5)	181.5	139.9	756.7	(16.1)
Divestment sale of businesses, net of cash disposed			0	0	17.5
Purchases of fixed assets, net	(25.7)	(18.8)	(29.3)	(32.9)	(34.7)
Merger of subsidiary into parent					0
Other, net			0	(16.1)	(55.8)
Net cash provided by (used in) investing activities	(2,823.7)	(1,208.8)	(2,375.9)	(2,951.7)	(1,656.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	8,985.2	12,910.8	16,118.8	16,571.1	11,731.3
Maturities and withdrawals from investment contracts	(9,648.9)	(15,278.5)	(19,033.4)	(16,746.6)	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	2,147.1	2,911.5	3,049.6	606.5	265.1
Repayment of debt with maturities of more than three months	(2,697.4)	(649.2)	(902.5)	(573.8)	(1,538.2)
Short-term debt	(171.6)	(242.4)	(309.1)	(1,905.0)	707.7
Debt issuance costs	(24.8)	(30.3)	(38.8)	0	0
Intercompany loans with maturities of more than three months	0			0	0
Net (repayments of) proceeds from short-term intercompany loans	0	0	0	0	0
Dividends to parent	0	0	0	0	0
Return of capital contributions to parent	0	0	0	0	0
Contributions of capital from parent	0	0	0	0	0
Borrowings of consolidated investment entities	32.0	54.3	152.6	138.9	168.3
Repayments of debt of consolidated investment entities	(8.5)	(50.4)	(56.6)	(121.4)	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	626.7	601.7	1,262.0	647.7	(8.5)
Contribution of capital			0	0	374.5
Proceeds from issuance of common stock, net	571.6	0
Net cash (used in) provided by financing activities	(188.6)	227.5	242.6	(1,382.6)	(1,547.6)
Net increase (decrease) in cash and cash equivalents	(70.2)	1,440.7	1,148.8	22.7	(654.1)
Cash and cash equivalents, beginning of period	1,786.8	638.0	638.0	615.3	1,269.4
Cash and cash equivalents, end of period	1,716.6	2,078.7	1,786.8	638.0	615.3
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	162.4	(123.3)	59.7	134.4	511.6
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	9.9	20.8	27.2	21.2	37.0
Mortgage loans on real estate	0	0	0	0	0
Loan - Dutch State obligation		0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Acquisition of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	(10.5)	(10.4)	(14.0)	(12.5)	(24.0)
Mortgage loans on real estate	0	0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Short-term investments, net	0	0	0	0	0
Policy loans, net	0	0	0	0	0
Derivatives, net	0	0	0	(410.4)	(198.0)
Other investments, net	0	0	0	0	0
Sales from consolidated investment entities	0	0	0	0	0
Purchase of consolidated investment entities	0	0	0	0	0
Maturity of intercompany loans issued to subsidiaries with maturities more than three months	2.3		0	13.9	43.2
Net (issuance) maturity of short-term intercompany loans	(274.5)	22.5	102.3	856.3	482.8
Return of capital contributions from subsidiaries	1,434.0	813.0	813.0	200.0	688.1
Capital contributions to subsidiaries	(2,062.0)	(400.0)	(400.0)	(377.0)	(1,597.0)
Collateral received (delivered), net	12.7	7.2	7.2	(2.5)	(75.8)
Divestment sale of businesses, net of cash disposed					(50.0)
Purchases of fixed assets, net	0	0	0	0	0
Merger of subsidiary into parent					0
Other, net				0	0
Net cash provided by (used in) investing activities	(888.1)	453.1	535.7	289.0	(693.7)
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0	0	0
Maturities and withdrawals from investment contracts	0	0	0	0	0
Proceeds from issuance of debt with maturities of more than three months	2,146.8	2,910.4	3,048.5	548.5	265.1
Repayment of debt with maturities of more than three months	(1,370.3)	(649.2)	(902.5)	(573.8)	(319.9)
Short-term debt	(171.7)	(242.4)	(309.1)	(359.0)	(121.1)
Debt issuance costs	(24.8)	(30.3)	(38.8)	0	0
Intercompany loans with maturities of more than three months	0			0	0
Net (repayments of) proceeds from short-term intercompany loans	(319.1)	(2,144.3)	(2,037.3)	(40.8)	(15.4)
Dividends to parent	0	0	0	0	0
Return of capital contributions to parent	0	0	0	0	0
Contributions of capital from parent	0	0	0	0	0
Borrowings of consolidated investment entities	0	0	0	0	0
Repayments of debt of consolidated investment entities	0	0	0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0	0	0
Contribution of capital			0	0	374.5
Proceeds from issuance of common stock, net	571.6
Net cash (used in) provided by financing activities	832.5	(155.8)	(239.2)	(425.1)	183.2
Net increase (decrease) in cash and cash equivalents	106.8	174.0	356.2	(1.7)	1.1
Cash and cash equivalents, beginning of period	357.5	1.3	1.3	3.0	1.9
Cash and cash equivalents, end of period	464.3	175.3	357.5	1.3	3.0
Subsidiary Guarantor
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	33.8	25.4	50.5	48.7	68.7
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	13.7	10.4	12.0	15.7	19.9
Mortgage loans on real estate	0.4	1.1	0	0	0
Loan - Dutch State obligation		0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Acquisition of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	0	0	(17.5)	(17.2)	(20.9)
Mortgage loans on real estate	0	0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Short-term investments, net	0	0	0	0	0
Policy loans, net	0	0	0	0	0
Derivatives, net	0	0	0	0	0
Other investments, net	(0.4)	0	1.3	1.0	1.5
Sales from consolidated investment entities	0	0	0	0	0
Purchase of consolidated investment entities	0	0	0	0	0
Maturity of intercompany loans issued to subsidiaries with maturities more than three months	0			500.0	0
Net (issuance) maturity of short-term intercompany loans	58.0	(23.7)	(33.5)	425.4	(449.9)
Return of capital contributions from subsidiaries	987.0	720.0	720.0	9.6	492.9
Capital contributions to subsidiaries	0	0	0	(347.0)	(768.6)
Collateral received (delivered), net	0	0	0	0	0
Divestment sale of businesses, net of cash disposed					125.0
Purchases of fixed assets, net	0	0	0	0	0
Merger of subsidiary into parent					450.0
Other, net				0	0
Net cash provided by (used in) investing activities	1,058.7	707.8	682.3	587.5	(150.1)
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0	0	0
Maturities and withdrawals from investment contracts	0	0	0	0	0
Proceeds from issuance of debt with maturities of more than three months	0	0	0	0	0
Repayment of debt with maturities of more than three months	(638.6)	0	0	0	0
Short-term debt	0	0	0	0	0
Debt issuance costs	0	0	0
Intercompany loans with maturities of more than three months	0			0	0
Net (repayments of) proceeds from short-term intercompany loans	253.3	0	0	(983.1)	20.8
Dividends to parent	0	0	0	0	0
Return of capital contributions to parent	(987.0)	(733.0)	(733.0)	0	(688.1)
Contributions of capital from parent	280.0	0	0	347.0	749.0
Borrowings of consolidated investment entities	0	0	0	0	0
Repayments of debt of consolidated investment entities	0	0	0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0	0	0
Contribution of capital					0
Proceeds from issuance of common stock, net	0
Net cash (used in) provided by financing activities	(1,092.3)	(733.0)	(733.0)	(636.1)	81.7
Net increase (decrease) in cash and cash equivalents	0.2	0.2	(0.2)	0.1	0.3
Cash and cash equivalents, beginning of period	0.4	0.6	0.6	0.5	0.2
Cash and cash equivalents, end of period	0.6	0.8	0.4	0.6	0.5
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	2,807.9	2,568.9	3,264.9	4,273.9	2,069.4
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	11,626.7	13,430.6	17,015.2	17,312.4	20,554.6
Equity securities, available-for-sale	23.5	26.4	27.6	170.0	402.7
Mortgage loans on real estate	1,253.1	1,257.0	1,991.8	1,542.5	1,677.7
Loan - Dutch State obligation		284.0	1,781.9	505.6	519.9
Limited partnerships/corporations	274.8	318.0	895.9	121.3	173.9
Acquisition of:
Fixed maturities	(14,281.7)	(13,636.4)	(17,292.3)	(18,598.9)	(24,788.4)
Equity securities, available-for-sale	(7.4)	(7.0)	(10.3)	(23.0)	(104.1)
Mortgage loans on real estate	(1,583.2)	(1,248.9)	(1,969.0)	(2,057.9)	(627.2)
Limited partnerships/corporations	(81.0)	(44.5)	(178.9)	(156.4)	(182.0)
Short-term investments, net	3,443.2	(63.5)	(2,397.4)	(763.2)	2,525.8
Policy loans, net	52.8	51.0	63.6	127.9	47.7
Derivatives, net	(1,981.6)	(1,458.8)	(1,395.8)	(806.3)	(1,515.7)
Other investments, net	34.7	4.6	42.1	(9.4)	(35.2)
Sales from consolidated investment entities	2,518.7	1,222.2	1,781.7	2,422.8	1,063.2
Purchase of consolidated investment entities	(3,352.2)	(1,528.1)	(2,851.6)	(3,044.6)	(1,095.5)
Maturity of intercompany loans issued to subsidiaries with maturities more than three months	0			0	0
Net (issuance) maturity of short-term intercompany loans	261.1	2,168.0	2,070.8	(384.6)	465.3
Return of capital contributions from subsidiaries	0	0	0	0	0
Capital contributions to subsidiaries	0	0	0	0	0
Collateral received (delivered), net	(764.2)	174.3	132.7	759.2	59.7
Divestment sale of businesses, net of cash disposed					(57.5)
Purchases of fixed assets, net	(25.7)	(18.8)	(29.3)	(32.9)	(34.7)
Merger of subsidiary into parent					(450.0)
Other, net				(16.1)	(55.8)
Net cash provided by (used in) investing activities	(2,588.4)	930.1	(321.3)	(2,931.6)	(1,455.6)
Cash Flows from Financing Activities:
Deposits received for investment contracts	8,985.2	12,910.8	16,118.8	16,571.1	11,731.3
Maturities and withdrawals from investment contracts	(9,648.9)	(15,278.5)	(19,033.4)	(17,246.6)	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	0.3	1.1	1.1	58.0	0
Repayment of debt with maturities of more than three months	(688.5)	0	0	0	(1,218.3)
Short-term debt	0.1	0	0	(1,546.0)	828.8
Debt issuance costs	0	0	0
Intercompany loans with maturities of more than three months	(2.3)			(13.9)	(43.2)
Net (repayments of) proceeds from short-term intercompany loans	21.2	(22.5)	(102.3)	126.8	(503.6)
Dividends to parent	(62.0)	(49.0)	(93.0)	(100.0)	(100.0)
Return of capital contributions to parent	(1,434.0)	(800.0)	(800.0)	(209.6)	(492.9)
Contributions of capital from parent	1,782.0	400.0	400.0	377.0	1,616.6
Borrowings of consolidated investment entities	32.0	54.3	152.6	138.9	168.3
Repayments of debt of consolidated investment entities	(8.5)	(50.4)	(56.6)	(121.4)	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	626.7	601.7	1,262.0	647.7	(8.5)
Contribution of capital					0
Proceeds from issuance of common stock, net	0
Net cash (used in) provided by financing activities	(396.7)	(2,232.5)	(2,150.8)	(1,318.0)	(1,269.3)
Net increase (decrease) in cash and cash equivalents	(177.2)	1,266.5	792.8	24.3	(655.5)
Cash and cash equivalents, beginning of period	1,428.9	636.1	636.1	611.8	1,267.3
Cash and cash equivalents, end of period	1,251.7	1,902.6	1,428.9	636.1	611.8
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(62.0)	(49.0)	(93.0)	(100.0)	(100.0)
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	0	0	0	0	0
Mortgage loans on real estate	0	0	0	0	0
Loan - Dutch State obligation		0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Acquisition of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	0	0	0	0	0
Mortgage loans on real estate	0	0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Short-term investments, net	0	0	0	0	0
Policy loans, net	0	0	0	0	0
Derivatives, net	0	0	0	0	0
Other investments, net	0	0	0	0	0
Sales from consolidated investment entities	0	0	0	0	0
Purchase of consolidated investment entities	0	0	0	0	0
Maturity of intercompany loans issued to subsidiaries with maturities more than three months	(2.3)			(513.9)	(43.2)
Net (issuance) maturity of short-term intercompany loans	(44.6)	(2,166.8)	(2,139.6)	(897.1)	(498.2)
Return of capital contributions from subsidiaries	(2,421.0)	(1,533.0)	(1,533.0)	(209.6)	(1,181.0)
Capital contributions to subsidiaries	2,062.0	400.0	400.0	724.0	2,365.6
Collateral received (delivered), net	0	0	0	0	0
Divestment sale of businesses, net of cash disposed					0
Purchases of fixed assets, net	0	0	0	0	0
Merger of subsidiary into parent					0
Other, net				0	0
Net cash provided by (used in) investing activities	(405.9)	(3,299.8)	(3,272.6)	(896.6)	643.2
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0	0	0
Maturities and withdrawals from investment contracts	0	0	0	500.0	0
Proceeds from issuance of debt with maturities of more than three months	0	0	0	0	0
Repayment of debt with maturities of more than three months	0	0	0	0	0
Short-term debt	0	0	0	0	0
Debt issuance costs	0	0	0
Intercompany loans with maturities of more than three months	2.3			13.9	43.2
Net (repayments of) proceeds from short-term intercompany loans	44.6	2,166.8	2,139.6	897.1	498.2
Dividends to parent	62.0	49.0	93.0	100.0	100.0
Return of capital contributions to parent	2,421.0	1,533.0	1,533.0	209.6	1,181.0
Contributions of capital from parent	(2,062.0)	(400.0)	(400.0)	(724.0)	(2,365.6)
Borrowings of consolidated investment entities	0	0	0	0	0
Repayments of debt of consolidated investment entities	0	0	0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0	0	0
Contribution of capital					0
Proceeds from issuance of common stock, net	0
Net cash (used in) provided by financing activities	467.9	3,348.8	3,365.6	996.6	(543.2)
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0	$ 0